Consolidated Balance Sheets	Jun. 30, 2024 USD ($)	Jun. 30, 2024 GBP (£)	Jun. 30, 2023 GBP (£)
Current assets
Cash and cash equivalents	$ 329,549	£ 260,719	£ 220,890
Contracts receivable, net	1,975,564	1,562,947	885,493
Contract assets, net	710,620	562,199	46,210
Retention receivables, net	270,112	213,696	63,207
Prepayments and other receivables, net	1,712,430	1,354,771	837,974
Investment in life insurance policies, net	403,864	319,498	512,292
Inventories, net	1,373,588	1,086,699	1,821,045
Total current assets	6,775,727	5,360,529	4,387,111
Non-current assets
Long-term investment
Property and equipment, net	3,960,824	3,133,563	3,202,969
Right-of-use assets, net	201,064	159,070	312,491
Rental deposits	38,403	30,382	39,517
Total non-current assets	4,200,291	3,323,015	3,554,977
TOTAL ASSETS	10,976,018	8,683,544	7,942,088
Current liabilities
Bank and other borrowings - current	9,816,580	7,766,282	7,589,146
Promissory notes			2,034,778
Accounts payable	1,446,151	1,144,107	861,372
Contract liabilities	200,128	158,329	209,726
Accruals and other payables	812,804	643,041	618,459
Loan from related parties	849,167	671,809
Operating lease liabilities - current	60,806	48,106	153,546
Total current liabilities	13,189,796	10,434,965	13,402,094
Non-current liabilities
Bank and other borrowings - non-current	173,800	137,500	287,500
Operating lease liabilities - non-current	140,258	110,964	158,945
Total non-current liabilities	314,058	248,464	446,445
TOTAL LIABILITIES	13,503,854	10,683,429	13,848,539
Commitments and contingencies
SHAREHOLDERS’ DEFICIT
Preferred shares	257	203
Ordinary shares	1,248	987	987
Additional paid-in capital	6,457,023	5,108,404
Accumulated deficit	(9,179,601)	(7,261,982)	(6,152,977)
Accumulated other comprehensive income	193,237	152,503	245,539
Total shareholders' deficit	(2,527,836)	(1,999,885)	(5,906,451)
TOTAL LIABILITIES AND SHAREHOLDERS' DEFICIT	10,976,018	8,683,544	7,942,088
Related Party [Member]
Current liabilities
Amounts due to related parties	$ 4,160	£ 3,291	£ 1,935,067